Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net (loss) / income	$ (234,435)	$ 94,124	$ (48,490)
Depreciation - owned or sale and leaseback vessels	197,467	194,268	180,052
Depreciation - right of use assets	42,786	51,550	26,916
Amortization of restricted stock	22,931	28,506	27,421
Impairment of goodwill and vessels	0	16,846	0
Amortization of deferred financing fees	7,570	6,657	7,041
Write-off of deferred financing fees and unamortized discounts on sale and leaseback facilities	3,604	2,025	1,466
Accretion of Convertible Notes	13,265	8,413	11,375
Gain on sale and leaseback amendment	(2,851)	0	0
Accretion of fair value measurement on debt assumed in business combinations	3,682	3,422	3,615
Loss / (gain) on repurchase / exchange of Convertible Notes	5,504	(1,013)	0
Share of income from dual fuel tanker joint venture	(560)	0	0
Cash flows from (used) in operating activities before changes in assets and liabilities	58,963	404,798	209,396
Changes in assets and liabilities:
Decrease / (increase) in inventories	480	(615)	(346)
(Increase) / decrease in accounts receivable	(5,052)	19,957	(8,458)
Decrease in prepaid expenses and other current assets	4,476	1,424	1,816
(Increase) / decrease in other assets	(601)	856	(7,177)
Increase / (decrease) in accounts payable	20,716	(5,094)	4,019
(Decrease) / increase in accrued expenses	(5,682)	(1,945)	10,262
Total changes in assets and liabilities	14,337	14,583	116
Net cash inflow from operating activities	73,300	419,381	209,512
Investing activities
Investment in dual fuel tanker joint venture	(6,701)	0	0
Distributions from dual fuel tanker joint venture	1,525	0	0
Acquisition of vessels and payments for vessels under construction	0	0	(2,998)
Drydock, scrubber, ballast water treatment system and other vessel related payments (owned, sale leaseback and bareboat-in vessels)	(47,102)	(174,477)	(203,975)
Net cash outflow from investing activities	(52,278)	(174,477)	(206,973)
Financing activities
Debt repayments	(650,927)	(800,072)	(343,351)
Issuance of debt	650,804	705,390	108,589
Debt issuance costs	(17,820)	(13,523)	(5,744)
Principal repayments on IFRS 16 lease liabilities	56,729	77,913	36,761
Issuance of convertible notes	119,419	0	0
Decrease / (increase) in restricted cash	502	7,001	(9)
Repurchase / repayment of Convertible Notes	0	(46,737)	(145,000)
Gross proceeds from issuance of common stock	0	2,601	50,000
Equity issuance costs	(47)	(26)	(333)
Dividends paid	(23,320)	(23,302)	(21,278)
Repurchase of common stock	0	(13,115)	(1)
Net cash inflow / (outflow) from financing activities	21,882	(259,696)	(393,888)
Increase / (decrease) in cash and cash equivalents	42,904	(14,792)	(391,349)
Cash and cash equivalents at January 1,	187,511	202,303	593,652
Cash and cash equivalents at December 31,	230,415	187,511	202,303
Supplemental information:
Interest paid (which includes $0.2 million, $1.4 million and $2.8 million of interest capitalized during the years ended December 31, 2021, 2020 and 2019, respectively)	$ 114,671	$ 132,329	$ 182,707